Benefit Plans (Changes in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments		¥ 1,528	¥ 577
Net actuarial gain (loss) incurred during the year	¥ (20,555)	171	4,633
Amortization of prior service cost	(4,394)	(4,361)	(4,341)
Recognized actuarial loss	1,691	1,621	1,886
Total	(23,258)	(1,041)	2,755
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments	(155)
Net actuarial gain (loss) incurred during the year	(21)	(8,467)	2,555
Amortization of prior service cost	12	11	10
Recognized actuarial loss	1,256	608	793
Total	¥ 1,092	¥ (7,848)	¥ 3,358